Trade Accounts and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Trade Accounts and Other Payables [Abstract]
Creditors	$ 6,146	$ 5,710
Insurances	23	162
Other	181	107
Total	$ 6,350	$ 5,979